Financial Instruments (Schedule Of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair value of financial instruments	$ 564,490		$ 407,819
Change in fair value of financial instruments	(281,027)		(241,033)
Interest Expense [Member]
Derivative, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income	(11,670)	[1]	(12,797)	[1]
Loss reclassified from AOCI into income	(11,670)	[1]	(12,797)	[1]
Depreciation Expense [Member]
Derivative, Gain (Loss) Reclassified From Accumulated Other Comprehensive Income	(505)	[1]	(289)	[1]
Loss reclassified from AOCI into income	$ (505)	[1]	$ (289)	[1]

[1]	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.